Michael L. Platt
T: +1 720 566 4012
mplatt@cooley.com

July 25, 2012

VIA EMAIL TO CFDRAFT.SUBMISSION@SEC.GOV

Confidential Submission
Draft Registration Statement	Pursuant to Section 6(e) of the
U.S. Securities and Exchange Commission	Securities Act of 1933, as amended
100 F. Street, NE	and Section 24(b)(2) of the
Washington, DC 20549	Securities Exchange Act of 1934
RE:
Draft Registration Statement for Rally Software Development Corp.

Ladies and Gentlemen:

        On behalf of our client Rally Software Development Corp., a Delaware corporation (the "Company"), we hereby confidentially submit a Registration Statement on Form S-1 (the "Registration Statement") of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the "Jobs Act"), Section 6(e) of the Securities Act of 1933, as amended (the "Securities Act"), and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") prior to the public filing of the Registration Statement. The Registration Statement submitted herewith relates to the initial public offering of the Company's common stock. A copy of the Registration Statement and the exhibits thereto are included as separate attachments herewith. Graphics and additional artwork will be submitted in a subsequent submission.

        On behalf of the Company, we confirm that, pursuant to Title I, Section 101 of the Jobs Act and Section 2(a)(19) of the Securities Act, the Company is an emerging growth company that had total annual gross revenues of less than $1.0 billion during its most recently completed fiscal year ended January 31, 2012. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a road show, as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations. In addition, as an emerging growth company, the Company has availed itself of the exemption from disclosing certain executive compensation information pursuant to Title I, Section 102 of the Jobs Act.

        Please direct all notices and communications with respect to this confidential submission to secmail@rallydev.com or to the following:

    Timothy A. Miller
    President, Chief Executive Officer and Chairman
    Rally Software Development Corp.
    3333 Walnut Street
    Boulder, CO 80301
    Telephone: (303) 565-2800
    Facsimile: (303) 226-1179
    Email: tmiller@rallydev.com

    380 INTERLOCKEN CRESCENT, SUITE 900, BROOMFIELD, CO 80021-8023 T: (720) 566-4000 F: (720) 566-4099 WWW.COOLEY.COM

U.S. Securities and Exchange Commission
July 25, 2012
Page Two

With
a copy to:  Michael L. Platt, Esq.
John T. McKenna, Esq.
Cooley LLP
380 Interlocken Crescent, Suite 900
Broomfield, CO 80021
Telephone: (720) 566-4000
Facsimile: (720) 566-4099
Email: mplatt@cooley.com
             jmckenna@cooley.com

        Please confirm receipt of this confidential submission via secure email to secmail@rallydev.com.

        If you have any questions with respect to this confidential submission, please call me at (720) 566-4012 or John McKenna at (650) 843-5059.

Very Truly Yours,

Cooley LLP

/s/ Michael L. Platt

Michael L. Platt

Enclosures

cc:
Timothy Miller, President and Chief Executive Officer, Rally Software Development Corp.
John McKenna, Esq., Cooley LLP
Alan Denenberg, Esq., Davis Polk & Wardwell LLP

380 INTERLOCKEN CRESCENT, SUITE 900, BROOMFIELD, CO 80021-8023 T: (720) 566-4000 F: (720) 566-4099 WWW.COOLEY.COM

John T. McKenna
T:  +1 650 843 5059
jmckenna@cooley.com

September 20, 2012

VIA EMAIL TO CFDRAFT.SUBMISSION@SEC.GOV

Confidential Submission
Draft Registration Statement	Pursuant to Section 6(e) of the
U.S. Securities and Exchange Commission	Securities Act of 1933, as amended
100 F. Street, NE	and Section 24(b)(2) of the
Washington, DC 20549	Securities Exchange Act of 1934

RE: Revised Draft Registration Statement for Rally Software Development Corp.

Ladies and Gentlemen:

        On behalf of our client Rally Software Development Corp., a Delaware corporation (the "Company"), we are hereby responding to the letter dated August 21, 2012 (the "Staff Letter") from the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") and are confidentially submitting a revised draft of the Registration Statement on Form S-1 (the "Registration Statement") of the Company pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the "Jobs Act"), Section 6(e) of the Securities Act of 1933, as amended (the "Securities Act"), and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the Staff prior to the public filing of the Registration Statement. The Registration Statement submitted herewith relates to the initial public offering of the Company's common stock. A copy of the Registration Statement and the exhibit thereto, as well as our responses to the Staff Letter, are included as separate attachments herewith. We have also included a copy of the Registration Statement that is marked to show changes against our initial submission of the Registration Statement to the Staff on July 25, 2012 for your convenience. Graphics and additional artwork will be submitted in a subsequent submission.

        We are concurrently delivering four (4) copies of the above-referenced materials, as well as certain supplemental information requested by the Staff pursuant to the Staff Letter, by Federal Express to the attention of Mr. Mark Shuman.

        On behalf of the Company, we confirm that, pursuant to Title I, Section 101 of the Jobs Act and Section 2(a)(19) of the Securities Act, the Company is an emerging growth company that had total annual gross revenues of less than $1.0 billion during its most recently completed fiscal year ended January 31, 2012. Therefore, the Company is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission not later than 21 days before the date on which the Company conducts a road show, as such term is defined in Title 17, Section 230.433(h)(4) of the Code of Federal Regulations. In addition, as an emerging growth company, the Company has availed itself of the exemption from disclosing certain executive compensation information pursuant to Title I, Section 102 of the Jobs Act.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

U.S. Securities and Exchange Commission
September 20, 2012
Page Two

Please direct all notices and communications with respect to this confidential submission to secmail@rallydev.com or to the following:

    Timothy A. Miller
    President, Chief Executive Officer and Chairman
    Rally Software Development Corp.
    3333 Walnut Street
    Boulder, CO 80301
    Telephone: (303) 565-2800
    Facsimile: (303) 226-1179
    Email: tmiller@rallydev.com

With a copy to:

    Michael L. Platt, Esq.
    John T. McKenna, Esq.
    Cooley LLP
    380 Interlocken Crescent, Suite 900
    Broomfield, CO 80021
    Telephone: (720) 566-4000
    Facsimile: (720) 566-4099
    Email: mplatt@cooley.com
                jmckenna@cooley.com

Please confirm receipt of this confidential submission via secure email to secmail@rallydev.com.

If you have any questions with respect to this confidential submission, please call me at (650) 843-5059.

Very Truly Yours,
Cooley LLP
/s/ John T. McKenna John T. McKenna

Enclosures

cc:
Timothy A. Miller, Rally Software Development Corp.
James M. Lejeal, Rally Software Development Corp.
Michael L. Platt, Cooley LLP
Francis R. Wheeler, Cooley LLP
Alan F. Denenberg, Davis Polk & Wardwell
Michael S. Bearup, KPMG LLP

2

John T. McKenna T: +1 650 843 5059 jmckenna@cooley.com	VIA FED EX AND E-MAIL

September 20, 2012

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mark P. Shuman

RE:	Rally Software Development Corp. Confidential Draft Registration Statement on Form S-1 Submitted July 25, 2012 CIK No. 0001313911

Ladies and Gentlemen:

        On behalf of Rally Software Development Corp. ("Rally" or the "Company"), the following information is in response to a letter, dated August 21, 2012, from the staff (the "Staff") of the Securities and Exchange Commission (the "Commission") with respect to the Company's Confidential Draft Registration Statement on Form S-1, submitted confidentially on July 25, 2012 (the "Registration Statement"). The numbering of the paragraphs below corresponds to the numbering of the comments in the letter. For the Staff's convenience we have incorporated your comments into this response letter.

        Page references in the text of this response letter correspond to the page numbers of the Registration Statement as resubmitted confidentially herewith. Capitalized terms used in this response letter but otherwise not defined herein shall have the meanings ascribed to such terms in the Registration Statement.

Form S-1 confidentially submitted on July 25, 2012

General

1.
We will process your request for confidential treatment of information you intend to exclude from some exhibits to your filing. Any comments relating to that request will be sent separately and comments on the request, if any, must be resolved prior to the desired effective date.

  The Company respectfully acknowledges the Staff's comment and acknowledges that any comments related thereto must be resolved prior to the effective date of the Registration Statement.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

2.
We will process your amendments without price ranges. Since the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. The effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

  The Company acknowledges the Staff's comment and understands that the Staff will need sufficient time to review the filing after the price range is included and that the inclusion of the price range may cause the Staff to issue additional comments. The Company will provide the price range in a subsequent amendment to the Registration Statement when available and prior to the circulation of any preliminary prospectus.

3.
Please supplementally provide us with any written materials that you or anyone authorized to do so on your behalf provides in reliance on Section 5(d) of the Securities Act to potential investors that are qualified institutional buyers or institutional accredited investors. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

  The Company advises the Staff that neither the Company nor anyone authorized on behalf of the Company has provided written materials to potential investors that are qualified institutional buyers or institutional accredited investors in reliance on Section 5(d) of the Securities Act. The Company undertakes to provide the Staff with copies of such materials in the event that they are provided to potential investors that are qualified institutional buyers or institutional accredited investors in the future.

  In addition, the Company advises the Staff that no broker or dealer that is participating or will participate in the offering has published or distributed research reports about the Company in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart our Business Startups Act. The Company undertakes to provide the Staff with copies of such research reports in the event that they are published or distributed in the future.

Prospectus Summary, page 1

4.
Please advise us and briefly describe the basis of your belief that you are a "leading global provider of cloud-based solutions for managing Agile software development," where disclosed on page 1 and other places in your prospectus.

  The Company acknowledges the Staff's comment and supplementally advises the Staff that it has reliable third-party support for its assertion that it is a "leading global provider of cloud-based solutions for managing Agile software development." As noted in the Registration Statement, the Company was founded in July 2001 and released its first commercial, cloud-based solution in 2004. The Company has provided herewith, on a supplemental basis, the relevant portions of industry research reports and examples of accolades further supporting the Company's assertion. None of these reports or accolades were prepared for the Company or in connection with the offering.

5.
On page 1, you reference a $372 billion software market and a $5.2 billion application lifecycle market. Please revise to clarify here and in your business section whether the application lifecycle market primarily consists of Agile software platforms and services or a subset of that market.

  The Company has revised the disclosure on pages 1 and 68 of the Registration Statement.

6.
On page 2, you indicate that you have recorded net losses in fiscal years 2011, 2012, and the three months ended April 30, 2012. Please revise here and your overview section of your management's discussion and analysis to clarify whether you anticipate further losses in the current fiscal period.

  The Company has revised the disclosure on pages 5, 11 and 42 of the Registration Statement. The Company respectfully submits with respect to the Prospectus Summary that it believes that the additional disclosure is appropriate for the section titled "Risks Associated with Our Business" rather than the section titled "Company Overview".

The Offering, page 6

7.
Please advise us the timing of your reverse stock split and clarify whether it will occur on a pre-effective basis.

  The Company supplementally advises and confirms to the Staff that the reverse stock split will be informed by the determination of the estimated price range by the Company and the underwriters, and will be effected prior to the effectiveness of the Registration Statement.

8.
We note that you plan to effect a reverse stock split prior to the effectiveness of the registration statement. Please confirm that you will revise your financial statements and your disclosures throughout the filing to give retroactive effect to the reverse stock split. We refer you to SAB Topic 4C.

  The Company supplementally advises and confirms to the Staff that it will revise its financial statements and disclosures throughout the Registration Statement to give retroactive effect to the reverse stock split.

Risk Factors

"We use cloud-based services for critical business processes such as financial reporting and human resources, and our inability to access these systems or their inability to function as intended or as we expect them to function could adversely harm our business," page 25

9.
Please clarify the nature of the services performed by foreign accountants and third-party accounting firms.

  The Company supplementally advises the Staff that it utilizes the services of Grant Thornton in Australia and BDO International in the United Kingdom and the Netherlands to perform routine and customary daily accounting functions. These functions include processing payroll for the Company's international employees, processing vendor invoices and employee expense reports, as well as the corresponding payments, and entering this information into the Company's cloud-based financial reporting system. This risk factor relates to the Company's reliance on a cloud-based financial reporting application, which is the same application that the Company's international accounting firms utilize to process accounting information on the Company's behalf. In light of the Staff's comment, upon further consideration the Company has deleted the statement regarding foreign accountants and third-party accounting firms.

Industry and Market Data, page 31

10.
Please provide us supplemental copies of the reports or other source documentation that you cite on page 31 from which market or other data is extracted. To expedite our review, please clearly mark each source to highlight the applicable portion of the section containing the statistic, and cross-reference it to the appropriate location in your prospectus.

  In response to the Staff's comment, the Company has provided herewith, on a supplemental basis, the relevant portions of the industry research reports cited along with a cross-reference to the appropriate location in the Registration Statement. None of these reports were prepared for the Company or in connection with the offering.

Use of Proceeds, page 32

11.
To the extent known, please provide more detail regarding the purposes for which the net proceeds in this offering are intended to be used. In this regard, consider disclosing the amount of proceeds that you plan to use to grow your business. This section does not require disclosure of definitive plans and it is acceptable to provide a quantitative discussion of preliminary plans. See Item 504 of Regulation S-K. We note on pages 11, 32 and 71-72 you describe your growth plans, but do not indicate if they will be funded via offering proceeds. Further, on page 53, you indicate that you believe you have a sufficient amount of existing cash and offering proceeds to implement your business plan for the next 12 months. To the extent you need offering proceeds to implement your business plan or maintain your operations; you should provide quantitative disclosure of the amount of offering proceeds necessary.

  The Company respectfully advises the Staff that, at present, it has no other specific plans with respect to the Company's anticipated use of the net proceeds in this offering beyond what has been previously disclosed in the Registration Statement. The Company has revised the disclosure on page 54 of the Registration Statement to clarify that it does not require any offering proceeds to meet its anticipated cash needs for at least the next twelve months.

Management's Discussion and Analysis of Financial Condition and Results of Operation

Overview, page 41

12.
We note that you intend to increase your sales force and expand your operations in Europe. Please revise to clarify the anticipated effect your growth and expansion to new markets will have on ratio of sales and marketing expenses to revenues and on your profitability.

  The Company has revised the disclosure on pages 42 and 44 of the Registration Statement.

13.
We note your disclosures on pages 41 and 42 that you have 1,000 customers and 129,342 paid seats. Please revise to clarify the number of your free users and free seats and whether you expect your growth strategy will result in similar increases as your paid customers and seats. Also, please clarify whether the conversion rate from free user to paid subscriber is a key metric used by management.

  The Company supplementally advises the Staff that the free Rally Community Edition, which is limited to 10 user seats and the management of one project, is not a primary area of focus by management or the Company's sales force. The Company reviews the use of the Community Edition only after a user sets up a free account and adds any associated free users via email notification to its sales force. While this free offering acts as one of many lead-generation sources for the Company, it is not a primary one, and the Company does not actively monitor conversion rates of Community Edition customers to paying customers. The Company confirms to the Staff that the conversion of Community Edition users to paying users is not a key metric used by management.

Key Metrics, page 42

14.
We note that you regularly review a number of metrics including total paid seats and renewal rates. Tell us any other metrics you consider to evaluate your business, measure your performance, identify trends in your business, prepare financial projections and make strategic decisions. We refer you to Section III.B.1 of SEC Release 33-8350.

  The Company confirms to the Staff that it has disclosed the primary key metrics (total paid seats and renewal rates) that it utilizes to evaluate, measure and forecast its business in addition to its financial statements prepared in accordance with U.S. GAAP. The Company has also revised the disclosure on pages 47 and 49 of the Registration Statement to disclose the impact of revenue growth from both new and existing customers in order to further enhance the understanding by potential investors of the Company's financial condition and operations.

Results of Operations, page 44

15.
Please revise your disclosures to explain in greater detail why subscription and support revenue increased as a result of your land-and-expand go-to-market strategy during fiscal 2012 and the three months ended April 30, 2012. In addition, please revise your disclosures to explain why you were able to sell a greater number of seats within existing customers during fiscal 2011. Your disclosure should provide analysis of the underlying causes for material changes that impact your statement of operations. In addition, indicate whether existing customers have the capacity to continue to increase the number of seats purchased and whether these existing customers are near or at full capacity in terms of potential seats to be sold to existing customers. We refer you to Section III.B.4 of SEC Release 33-8350.

  The Company has revised the disclosure on pages 42, 47 and 49 of the Registration Statement.

16.
Tell us your consideration of providing quantitative and qualitative disclosures to explain how new customers impacted your subscription and support revenues for each period presented. This appears to be important information necessary to an understanding of your business. We refer you to Section III.B.4 of SEC Release 33-8350.

  The Company has revised the disclosure on pages 47 and 49 of the Registration Statement.

17.
Please revise your disclosures to clarify the extent to which changes in your subscription and support revenue, perpetual license revenue and professional service revenue were attributable to changes in prices and volume. We refer you to Item 303(a)(3)(iii) of Regulation S-K.

  The Company has revised the disclosure on pages 47 and 49 of the Registration Statement.

Liquidity and Capital Resources, page 53

18.
Please disclose the material terms, conditions and restrictions, including material negative covenants, related to your loan and security agreement with Square 1 Bank. We note, for example, there is no disclosure of the interest rate for these borrowing arrangements or your deposit requirements.

  The Company has revised the disclosure on pages 54 and 55 of the Registration Statement.

19.
We note from your disclosures that you believe your existing cash and cash equivalents, the proceeds from your initial public offering and the amount available under your credit facility will be sufficient to meet your anticipated cash needs for at least the next 12 months. Please revise to disclose the minimum period of time that you will be able to conduct planned operations using only currently available capital resources without regard to the proceeds you expect to receive from the initial public offering.

  The Company has revised the disclosure on page 54 of the Registration Statement to clarify that it does not require any offering proceeds to meet its anticipated cash needs for at least the next twelve months.

20.
Your disclosures appear to be a mere recitation of the changes and other information evident from your financial statements. Please revise your disclosures to focus on the primary drivers of and other material factors necessary to an understanding of your cash flows and the indicative value of historical cash flows. As an example, please consider revising to disclose the day's sales outstanding ("DSO") at each balance sheet date and the impact it has on your cash flows. We refer you to Section IV.B of SEC Interpretive Release 33-8350.

  The Company has revised the disclosure on pages 55 and 56 of the Registration Statement.

Critical Accounting Policies

Stock-Based Compensation, page 58

21.
Please tell us your proposed IPO price and when the underwriters first communicated their estimated price range and amount for your stock. In addition, when your estimated IPO price is known and included in your registration statement, please reconcile and explain the difference between the fair value of the underlying stock as of the most recent valuation date and the midpoint of your IPO offering range.

  The Company acknowledges the Staff's request to include the estimated offering price range in its Registration Statement. The Company confirms that it will do so in a subsequent amendment to the Registration Statement.

  Further, the Company supplementally advises the Staff that it initiated formal discussions with the underwriters regarding the offering in May 2012, when the Company met with representatives from each of the underwriters, as well as representatives from other investment banks that are not participating in the offering. The purpose of the meetings was to select the underwriters for the offering. The underwriters did not provide the Company with any formal valuation of the Company at these meetings, and have not done so through the date of this response letter. The Company will promptly advise the Staff of the Company's estimated offering price range when available, including the date on which the underwriters first communicate to the Company their valuation of the Company, for purposes of discussing the estimated offering price range with the Company.

22.
Please revise your table on page 60 to include a column for the aggregate fair value of your options at each grant date.

  The Company has revised the disclosure on page 61 of the Registration Statement.

23.
Please revise to disclose the factors you considered in determining your selection of the closest comparable companies. For instance, you should more clearly describe how you selected comparable companies based on their size, business model, industry, business description and development stage. Your revised disclosures should also explain any other factors that you considered in determining your selection of the closest comparable companies. In addition, clarify whether the same set of comparable companies are used in all the relevant valuation estimates, including stock options, common stock or inputs to other valuations such as the discount rate.

  The Company has revised the disclosure on page 62 of the Registration Statement.

24.
Your disclosures on page 60 indicate that for stock options granted in or after August 2011, your board of directors determined the approach to use was the probability-weighted expected return model, or PWERM, to determine your enterprise value and related allocation. Please revise your disclosures to clarify whether you used a market approach, income approach or another acceptable approach to determine your enterprise value at each respective valuation date. Your disclosures on page 61 appear to indicate that you used multiple approaches in determining your enterprise value. In addition, please revise to disclose your enterprise value at each respective valuation date and the underlying reasons for any changes in your enterprise value.

  The Company has revised the disclosure on pages 62, 63 and 64 of the Registration Statement.

25.
Please revise to provide quantitative and qualitative disclosures that discuss how changes in the discount rate and non-marketability discount impacted the fair value of your common stock at each respective valuation date. You should also quantify how changes in the probability of each scenario under the PWERM impacted the May 2012 valuation. In addition, explain the underlying reasons for any changes in your probability scenario under the PWERM.

  The Company has revised the disclosure on pages 62, 63 and 64 of the Registration Statement. The Company supplementally advises the Staff that the Company is unable to directly attribute the increase in blended enterprise value from the March 2012 valuation to the May 2012 valuation of $30.3 million solely to the changes of the probabilities of the IPO and continuing as a private company scenarios.

Business

Overview, page 66

26.
On page 66, you indicate that Agile was introduced in 2001. Please revise to describe briefly the background of Agile and how and who introduced it.

  The Company has revised the disclosure on page 69 of the Registration Statement. The Company believes that the information is more appropriate in the section titled "Industry Background" than the section titled "Company Overview." In addition, the Company has revised page 2 of the Registration Statement to reflect the additional disclosure.

27.
On pages 19, 22 and 25, you indicate that you rely on the use of third party software, third party relationships, and open-sourced software to create or distribute your products and services. Please revise your business section to describe how you use third party and open-sourced software to develop your products and services. Also, please advise us whether any of these relationships or license arrangements are subject to material agreements required to be filed under Item 601(b)(10) of Regulation S-K.

  The Company supplementally advises the Staff that in the ordinary course of business it licenses third-party software, enters into third-party relationships and utilizes open source software to create and distribute its products and services.

  The Company believes that these agreements are not material contracts of the type specified under Item 601(b)(10)(ii)(B) of Regulation S-K because they are contracts that ordinarily accompany the kind of business conducted by the Company, the Company is not substantially dependent on any of these agreements, and they do not fall within any of the categories specified in Item 601(b)(10)(ii).

  The Company respectfully submits to the Staff that as none of these agreements or relationships is material to the Company, further disclosure is not warranted. The Company confirms to the Staff that it has disclosed all material terms related to its use of third-party and open source software and its third-party relationships.

28.
Please revise to describe your arrangements with your third-party data centers and describe whether they are sufficient for your anticipated needs for the next 12 months. In light of the importance of your data centers, as described in a risk factor on page 16, please advise us whether your agreements with your data centers should be filed as exhibits under Item 601(b)(10) of Regulation S-K.

  The Company has revised the disclosure on page 80 of the Registration Statement.

  The Company believes that the agreements regarding its third-party data centers are not material contracts of the type specified under Item 601(b)(10)(ii)(B) of Regulation S-K because they are contracts that ordinarily accompany the kind of business conducted by the Company, the Company is not substantially dependent on either third-party data center, and they do not fall within any of the categories specified in Item 601(b)(10)(ii).

  The Company respectfully advises the Staff that although the Company currently utilizes the data center facilities to host its solutions, there are a number of other companies that could provide the Company with data center facilities and services that are substantially similar to those it receives from its current provider, at a cost to the Company that is not materially higher than the cost incurred with the current third-party data centers.

  Pursuant to the current agreements with the data center provider, the data center provider must provide the Company with at least 30 days' advance notice prior to terminating the agreements. If the Company were to receive notice from the provider of its intent to terminate the agreements, the Company believes that, while a transition could potentially be disruptive, it would not cause substantial harm to the Company's business or results of operations.

  As such, the Company has determined that it is not substantially dependent on its third-party data centers to maintain its business and the agreements for these two third-party data centers are not required to be filed as exhibits to the Registration Statement pursuant to Item 601 of Regulation S-K.

  The Company supplementally advises the Staff that it is currently negotiating an extension to its existing agreements with the data center provider and will revise the Registration Statement to describe the material terms of such arrangement.

29.
On page 66, you indicate that your strategy is to establish a relationship with a smaller unit within a customer and eventually expand the sales of your services and products throughout the organization after demonstrating its effectiveness. On pages 72 and 75, you disclose that your entry-level product, Rally Community Edition, is a free product. Please revise your business section to clarify the extent your operations and generation of paying subscribers is based on converting free users into paying subscribers. The example on page 66 of how you approach a new customer is unclear whether you are referring to a free customer or a smaller paying subscriber generated by your sales force.

  The Company has revised the disclosure on page 68 of the Registration Statement. Please also see the Company's response to comment number 13.

Strategic Relationships, page 77

30.
Please revise to clarify whether you generate material amounts of revenue from any of your strategic relationships described on page 77. Further, please revise to describe how you generate revenue or share revenue through these partnerships or strategic relationships.

  The Company supplementally advises the Staff that the Company does not have any revenue-sharing arrangements with any strategic partner. The Company further supplementally advises the Staff that the Company does pay a referral fee to regional consulting and services organizations that generate sales leads. In fiscal 2012, the end customers that were referred by these organizations in the aggregate accounted for less than 2.5% of the Company's revenue. Accordingly, the Company respectfully submits to the Staff that because these relationships are not, individually or in the aggregate, material to the Company, further disclosure is not warranted.

Competition, page 78

31.
Please revise this section to clarify the size or market share of your different classes of competitors. For example, it is unclear whether free or open-sourced vendors of Agile development software have a significant amount of market share or if they are viable alternatives to the types of customers you target.

  The Company has revised the disclosure on page 80 of the Registration Statement. The Company supplementally advises the Staff that it is unaware of any third-party reports which attribute market share to the Company's competitors.

Management, page 80

Board Composition, page 83

32.
Please revise to identify the "certain of [y]our stockholders" that appointed Messrs. Bogan, Feld, Roshko and Stolle to the board, as described on page 83.

  The Company has revised the disclosure on page 85 of the Registration Statement.

Compensation Committee Interlocks and Insider Participation, page 86

33.
Please confirm that there were no related party transactions involving your compensation committee members or their affiliates described on pages 100 through 103 during the most recently complete fiscal year, or provide any disclosure of such transactions within Item 404 of Regulation S-K under this heading. Please refer to Item 407(e)(4)(i)(C)(iii) of Regulation S-K.

  The Company has revised the disclosure on page 88 of the Registration Statement.

Certain Relationships and Related Party Transactions, page 100

34.
Please revise your Stockholders Agreements subsection to identify the related persons, as defined by Instruction 1 to Item 404(a) of Regulation S-K, who are parties to these agreements.

  The Company has revised the disclosure on pages 104 and 105 of the Registration Statement.

Principal Stockholders, page 104

35.
Please advise us why the pecuniary interests of the identified natural persons are relevant to and should be considered in assessing the disclosure concerning their beneficial ownership under Item 403 of Regulation S-K. Either delete the disclaimers, or clarify why the pecuniary interests are of significance to the identification of the beneficial owners under Rule 13e-3.

  The Company has revised the disclosure on pages 107, 108 and 109 of the Registration Statement to delete the disclaimers.

Description of Capital Stock, page 108

36.
On page 108, you disclose that all of your outstanding shares are, and those that will be issued in your offering will be, "duly authorized, validly issued, fully paid and non-assessable." Please revise to attribute this opinion to counsel or remove.

  The Company has revised the disclosure on page 110 of the Registration Statement to delete the statement.

37.
Please revise to clarify who are the permitted transferees under the registration rights agreements described on pages 111 and 112.

  The Company has revised the disclosure on page 112 of the Registration Statement.

Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

(m) Revenue Recognition, page F-11

38.
We note from your disclosures that you have established fair value for hosting and maintenance on perpetual licenses due to consistently priced standalone sales. We further note that professional service revenue is accounted for separately from subscription and perpetual license revenue when you have VSOE. Please describe in greater detail the methodology for establishing VSOE of your hosting, maintenance and professional services including the volume and range of standalone sales used to establish VSOE. We refer you to ASC 985-605-25.

  The Company supplementally advises the Staff that the Company utilizes both ASC 605-25 and ASC 985-605 to determine the appropriate revenue recognition criteria to apply. The Company has concluded that hosted subscription arrangements that do not give the customer the option to take possession of the software are designated as service contracts and are outside the scope of ASC 985-605. The majority of the Company's product revenue is from hosted subscription arrangements. In a hosted subscription arrangement the customer accesses the Company's solution, which is running on the Company's hardware at the Company's data centers, via the Internet. Revenue associated with all on-premise subscriptions as well as all perpetual license sales is recognized in accordance with ASC 985-605. In an on-premise subscription the Company's solution is running on the customer's hardware in its data center with a key that only permits usage for the applicable subscription period. The Company uses a consistent approach to determine vendor specific objective evidence of fair value (VSOE) whether the arrangement is accounted for under ASC 605-25 or ASC 985-605.

  When the Company sells perpetual licenses, it generally also sells, at the customer's option, maintenance and/or hosting, typically for a one-year period. The customer has the option to renew such services at renewal rates specified in the arrangement. The pricing on a dollar basis for maintenance and/or hosting varies from customer to customer. However, the maintenance and hosting fees as a percentage of the perpetual license fee are generally priced at 20% of the perpetual license fee. The Company sells professional services on a stand-alone basis and charges consistent prices per hour.

  The Company monitors renewal rates in contracts and its stand-alone sales of maintenance, hosting, and professional services to ensure that the Company continues to maintain VSOE during each accounting period by using the bell curve approach. Under the bell curve approach, the Company analyzes renewal rates in its contracts and stand-alone prices charged for hosting and maintenance and the rate per hour charged for professional services to ensure that they are sufficiently clustered within an appropriate range. The Company believes that a range of prices that approaches 80% of the transactions in a group of similar arrangements that are within 15% (either above or below) of the median price of prices charged in that group constitute a range that is sufficiently clustered to permit a conclusion that VSOE of a stand-alone selling price exists for these items.

39.
Tell us why you believe that fees for professional services that do not have standalone value should recognized over the subscription period instead of the expected customer relationship period.

  The Company supplementally advises the Staff that the Company's professional services revenue relates primarily to consulting on Agile coaching services and to a lesser extent Agile practices training and is not specifically related to the Company's product offerings. In other words, the customer may or may not be using any of the Company's product offerings, which the Company believes affirms the notion that stand-alone value exists for this component of professional services revenue. The Company's products are relatively easy to set-up and install and many customers purchase and begin using the Company's products with no product-specific training. As such, the Company does not assess any set-up or installation fees that would require revenue recognition over the expected customer relationship period.

  The professional services that are provided to the Company's software-as-a-service customers that it has not determined to have standalone value is product specific tool training. Tool training consists of working with the Company's customers to help them understand the functionality of the tool, reports available, etc. Because this service has historically only been sold when customers also purchase the Company's product, the Company concluded that this service does not have standalone value to the Company's software-as-a-service customers. The amount paid for tool training is inconsequential as compared to the price paid for the software services. The training is provided to one or more of the customer's employees and the value to the customer is delivered over a short period of time. The Company notes the guidance in Staff Accounting Bulletin (SAB) 104 that "the revenue recognition period should extend beyond the initial contractual period if the relationship with the customer is expected to extend beyond the initial term and the customer continues to benefit from the payment of the up-front fee." Because of the relatively insignificant amount paid and the relatively short period of value that the services have to customers, the Company does not believe that the customer benefits from the tool training services beyond the initial term of the contract. Therefore, the Company concluded that the initial contract term, and that the contract term represented the appropriate period over which to recognize this revenue.

40.
We note from your disclosures that you have multiple-element arrangements that include subscription and support services as well as professional services. We further note that professional services are accounted for separately in these arrangements when there is standalone value to the customer. Please revise your disclosures to more clearly explain how you consider the relative selling price hierarchy when allocating the arrangement consideration to the different elements in these arrangements including subscription and support services. Your revised disclosures should include a discussion of the significant factors, inputs, assumption, and methods used to determine selling price (whether VSOE, third-party evidence, or estimated selling price) for the significant deliverables. We refer you to ASC 605-25-50-2(e).

  The Company has revised the disclosure on page F-12 of the Registration Statement.

41.
We note from your disclosures on page 41 that you offer volume price discounts based on the number of seats purchased. Tell us and disclose how you account for and present volume price discounts in your financial statements including its impact on your revenue recognition policy.

  The Company supplementally advises the Staff that the Company's pricing structure is such that a larger initial seat purchase will earn the customer a volume discount for that specific purchase. Any additional volume discounts are contingent on the customer purchasing additional seats and customers are not contractually obligated to purchase additional seats. An initial volume discount as well as any additional volume discount (if applicable as a result of purchasing additional seats) is presented as a reduction of revenue. This reduction occurs at the time of the order effective date in the case of a perpetual license or as revenue is recognized throughout the subscription term in the case of a subscription license. The Company has considered the guidance of ASC 985-605-55-4 to identify factors that may indicate subsequent orders should be linked to the initial order and determined that such factors have not existed in the Company's arrangements recorded to date.

42.
We note from your disclosures on page 41 that you typically negotiate the total number of seats a customer is entitled to as part of their subscription, but these seats may not be fully utilized over the term of the agreement. Explain how you account for any seats that may not be fully utilized over the term of the agreement. That is, indicate whether the contract fees are adjusted due to underutilization of purchased seats. Cite the accounting guidance that you relied upon.

  The Company supplementally advises the Staff that revenue is recognized for seats contractually purchased by the Company's customers and fully available for their use. When such a purchase occurs, the Company provisions per the contract the entire amount of seats. The customer has the ability to assign each seat purchased and commit credentials to end users for all seats purchased. In the Company's view, the customer has purchased a right to use a specified number of seats. The customer pays for all seats contractually purchased and does not receive a refund if it deploys or utilizes less seats than purchased. If the seats are not deployed or utilized, the contracted fees are not adjusted and customers have no right of return, rollover rights, cash refunds or similar credits for unutilized seats. The Company believes its accounting is in accordance with SAB 104 specifically as it relates to delivery. The Company believes that when it provisions all of the seats contractually purchased by a customer, the Company has fulfilled all of its contractual obligations and delivery has occurred.

Recent Sales of Unregistered Securities, page II-2

43.
Please revise to provide reasonable detail of the options issued and described in paragraph (1) of page II-2. For example, segregate the disclosure relating to the unregistered by transactions by class of stockholder, such as: management, non-management employees, and consultants. Also, please revise to disclose the number of employees and consultants that received options.

  The Company has revised the disclosure on page II-2 of the Registration Statement.

44.
Please revise to clarify whether your consultants received options in lieu of payment for services. If yes, please briefly describe the services rendered and clarify whether such services have been performed.

  The Company has revised the disclosure on page II-2 of the Registration Statement, as no consultants have received options during the periods presented. The Company supplementally advises the Staff that two non-employee directors were the only non-employees to receive options, and their options are described on pages 88 and 89 of the Registration Statement.

Exhibits

45.
Please file your lock-up agreements or advise us where they are located.

  The Company supplementally advises the Staff that the form of lock-up agreement will be filed as an exhibit to the underwriting agreement between the Company and the underwriters of the offering.

46.
We note that certain exhibits will be filed by an amendment. Please be advised that we may require additional time to review such exhibits when filed.

  The Company respectfully acknowledges the Staff's comment and understands that the Staff may require additional time to review such exhibits.

*            *            *

Please contact me at (650) 843-5059 with any questions or further comments regarding our responses to the Staff's comments. The Company will separately provide the requested representations.

Sincerely,
COOLEY LLP
/s/ JOHN T. MCKENNA John T. McKenna
cc:

Timothy A. Miller, Rally Software Development Corp.
James M. Lejeal, Rally Software Development Corp.
Michael L. Platt, Cooley LLP
Francis R. Wheeler, Cooley LLP
Alan F. Denenberg, Davis Polk & Wardwell
Michael S. Bearup, KPMG LLP